Capital Stock	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Capital Stock

19. Capital Stock

As of the date of the Separation Transaction, Ceridian was authorized to issue 100,000,000 shares of common stock with a par value of $0.01 per share and 70,000,000 shares of junior convertible participating preferred stock (“Junior Preferred Stock”) with a par value of $0.01 per share. On March 30, 2016, the Board of Directors increased the number of authorized shares of common stock to 150,000,000 and authorized 70,000,000 shares of senior convertible participating preferred stock (“Senior Preferred Stock”) with a par value of $0.01 per share. As of December 31, 2017, there were 65,285,962 shares of common stock issued and outstanding, 16,802,144 shares of Senior Preferred Stock issued and outstanding, and 58,244,308 shares of Junior Preferred Stock issued and outstanding. As of December 31, 2016, there were 65,001,037 shares of common stock issued and outstanding, 16,802,144 shares of Senior Preferred Stock issued and outstanding, and 58,244,308 shares of Junior Preferred Stock issued and outstanding.

The common stock provides holders with one vote on all matters submitted to a vote of stockholders. Common stock is eligible to receive dividends declared by the board of directors so long as the preferred stockholders are also receiving dividends on an “if converted” basis. Holders of common stock receive a pro-rata share of liquidation proceeds after holders of convertible participating preferred stock are paid their required amounts in liquidation.

The Junior Preferred Stock provides holders with the equivalent number of votes on an “as converted” basis. The Board of Directors may provide shares of preferred stock with other rights, preferences or provisions without approval of the holders of common stock. The Junior Preferred Stock may be converted to common stock at the option of the holder for a number of shares based on the conversion price. The initial conversion price is equal to the original issuance price adjusted for certain events of dilution other than shares issued to employees and directors pursuant to the 2013 HCM SIP and certain other instances of issuances of shares of common stock. In the event of an initial public offering, the Junior Preferred Stock is automatically converted to common stock. Junior Preferred Stock receives dividends on an “if converted” basis in the event that common stock dividends are declared. As discussed in Note 10, “Debt,” dividend declarations are restricted by certain debt covenants. Shares of Junior Preferred Stock are also adjusted for events such as common stock dividends, stock splits, mergers and reorganizations. In the event of liquidation, Junior Preferred Stock receives the greater of up to $6.75 per share of preferred stock (adjusted for dividend, stock split, combination or other similar recapitalization with respect to the convertible participating preferred stock) or a pro rate price per share of all common stock if converted in a liquidation event, subject to the total amount of net assets available in liquidation.

On March 30, 2016, we entered into an equity financing transaction with Ceridian Holding II. Ceridian Holding II raised $150.2 from our Sponsors, certain of their co-investors, and certain other existing stockholders of Ceridian Holding. Of such amount, $75.0 was contributed by Ceridian Holding II to Ceridian on March 30, 2016. The remaining $75.2 was committed to be funded to Ceridian HCM Holding Inc. within the following three years, and was recorded within equity as a receivable from stockholder. During the second quarter of 2017, the board of directors of Ceridian Holding II approved the funding of the remaining $75.2, which was transferred to Ceridian HCM Holding Inc. on June 28, 2017.

In connection therewith, Ceridian issued $150.2 of the Senior Preferred Stock to Ceridian Holding II. The Senior Preferred Stock is senior in priority to all outstanding equity securities of Ceridian and may be converted to common stock at the option of the stockholder for a number of shares based on the conversion price. The initial conversion price is equal to the original issuance price and is subject to adjustment for certain events of dilution, including common stock dividends, stock splits, mergers and reorganizations, and the initial public offering price upon such event. In the event of an initial public offering, the Senior Preferred Stock is automatically converted to common stock. The Senior Preferred Stock receives a 12.5% annual dividend (not cash paying). In the event of liquidation, the Senior Preferred Stock has a liquidation preference equal to 1.5 times the initial face amount plus any accrued but unpaid dividends. The Senior Preferred Stock is not considered disqualified stock under our debt covenants, and is thereby not prohibited by our debt covenants, because it does not mature and is not mandatorily redeemable at the option of the stockholder prior to 91 days after the maturity of the Ceridian Senior Secured Credit Facility.